Fair Value Measurements - company's financial assets and liabilities that are measured at fair value on a recurring basis (Details) - Recurring - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Level 1
Assets, Fair Value Disclosure [Abstract]
Investments held in Trust Account - Mutual funds	$ 232,320,939	$ 232,301,973
Private Placement Warrants. | Level 1
Liabilities:
Derivative Warrant Liabilities, Fair Value Disclosure	14,375,000	18,975,000
Private Placement Warrants. | Level 3
Liabilities:
Derivative Warrant Liabilities, Fair Value Disclosure	$ 14,774,000,000	$ 14,685,000